Contingent Liabilities and Financial Commitments - Summary of Individual Cases (Details) - Case	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	189	135
Change in Number Increase/(Decrease)	54
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1,400	1,773
Change in Number Increase/(Decrease)	(373)
Number of plaintiffs	1,725	2,228
Change in Number Increase/(Decrease)	503
Broin I I Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	1,227	1,228
Change in Number Increase/(Decrease)	(1)
Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases	48	51
Change in Number Increase/(Decrease)	(3)